Fair Value Information - Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Discount for lack of marketability, 5% increase	$ (32)	$ (320)
Discount for lack of marketability, 5% decrease	32	320
Noncontrolling interests discount, 5% increase	(19)	(47)
Noncontrolling interests discount, 5% decrease	19	47
Long-term revenue growth rates, 0.1% increase	25	0
Long-term revenue growth rates, 0.1% decrease	(25)	0
WACC, 1% increase	(288)	0
WACC, 1% decrease	$ 350	$ 0